Other financial information - Events after the reporting date (Details)				1 Months Ended	6 Months Ended	12 Months Ended
	Oct. 14, 2024 EUR (€) € / shares shares	Oct. 11, 2024 EUR (€)	Jul. 18, 2024 EUR (€)	Jan. 31, 2023	Jun. 30, 2024 EUR (€) € / shares shares	Dec. 31, 2022	Jul. 05, 2024	Dec. 31, 2023 shares	Nov. 28, 2022 shares
Events after the reporting date
Par value of share | € / shares					€ 0.01
Finance contract with EIB, first tranche (Tranche A)
Events after the reporting date
Number of shares per warrant | shares					1.27			1.20	1.00
Finance contract with EIB, first tranche (Tranche A) | Warrant agreement with the European Investment Bank
Events after the reporting date
Number of shares underlying in EIB | shares					1.27
Indication of continuation of recruitment for Phase III trial NATiV3 of lanifibranor in non-cirrhotic NASH
Events after the reporting date
Maximum duration of Phase III trial				7 years		840 days
Presentation of results from study | NATiV3 Phase III clinical trial
Events after the reporting date
Percentage of patients in trial, enrolled in main cohort							80.00%
Percentage of patients in trial, enrolled in exploratory cohort							100.00%
Issuance of royalty certificates
Events after the reporting date
Number of royalty certificates issued			201
Gross cash proceeds			€ 20,100,000
Annual royalty percentage			3.00%
Maximum duration of Phase III trial			14 years
Financing agreement in three phases
Events after the reporting date
Number of equal tranches					3
Aggregate amount to be received either in exchange for new shares or warrants					€ 348,000,000
Issuance of shares without preferential subscription rights
Events after the reporting date
Stock issued during period	€ 94,100,000
Number of shares issued during the period | shares	34,600,507
Par value of share | € / shares	€ 0.01
Number of warrants granted | shares	35,399,481
Number of shares per warrant | shares	1
Issuance of shares or warrants without preferential subscription rights
Events after the reporting date
Stock issued during period	€ 21,400,000
Par value of share | € / shares	€ 0.01
Issuance of shares or warrants subject to conditions
Events after the reporting date
Stock issued during period	€ 116,000,000
Exercise price of warrant | € / shares	€ 1.50
Class of warrant or right, value of number of securities	€ 116,000,000
Financing through fund raising | Licensing and collaboration agreement with CTTQ
Events after the reporting date
Minimum amount committed for fund raising		€ 180,000,000
Financing through fund raising | Licensing and collaboration agreement with CTTQ | First tranche
Events after the reporting date
Amount received on licensing arrangements		€ 10,000,000
Received from settlement		30 days
Financing through fund raising | Licensing and collaboration agreement with CTTQ | Second tranche
Events after the reporting date
Amount received on licensing arrangements		€ 10,000,000
Financing through fund raising | Licensing and collaboration agreement with CTTQ | Third tranche upon publication of pivotal data
Events after the reporting date
Amount received on licensing arrangements		€ 10,000,000